Financial Assets at Fair Value through Profit or Loss and Financial Investments - Summary of Dividend Incomes from the Equity Securities (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	₩ 2,774	₩ 0
From the equity securities held	44,995	37,124
Listed
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the equity securities held	1,999	409
Unlisted
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the equity securities held	14,498	20,972
Equity investments
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	0	0
From the equity securities held	110	252
Other equity securities
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
From the equity securities derecognized	2,774	0
From the equity securities held	₩ 28,388	₩ 15,491